Note 8 - Other Liabilities	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
8.	Other liabilities:

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2023	2022	2022

Accounts payable and other	$4,045	$7,662	$5,738
Current income tax liability	2,773	5,797	2,126
Deferred tax liability	681	786	812
Lease obligations	4,120	4,471	4,776
Cash collateral and amounts held in escrow	6,746	8,006	5,833
Cash reserves on loan and lease receivables	141,759	126,110	108,121

	$160,124	$152,832	$127,406